GOODWILL (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Goodwill	$ 944	$ 7,351
Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,912	16,004	$ 17,985
Gross carrying amount [member] | Parcel Service [Member]
Statement1 [Line Items]
Goodwill	244	239
Island Trading and Shipping [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	0	12,097
Unicorn Tankers International [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	$ 604	$ 604